Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Taxes [Abstract]
Summary of deferred tax assets and liabilities

Deferred tax assets	December 31, 2019	(Charged)/credited		December 31, 2020	(Charged)/credited		December 31, 2021	(Charged)/credited		December 31, 2022
		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA

Employee profit sharing provision and other personnel accruals (a)	3,220	(560)	(715)	1,945	1,623	430	3,998	603	168	4,769
Deferred tax on intangible assets from business combination	—	—	—	—	—	—	—	770	6	776
Management fee provision	1,442	(724)	(327)	391	(359)	(32)	—	—	—	—
Taxable Goodwill	1,260	(984)	(276)	—	—	—	—	—	—	—
Business combination – earnout	—	—	—	—	—	—	—	191	—	191
Tax losses	—	—	—	—	—	—	—	78	(3)	75
Tax on Accrual for expenses	—	—	—	—	107	1	108	(92)	25	41
Tax depreciation of fixed assets	—			—	(52)	(223)	(275)	(248)	(35)	(558)
Deferred tax on performance fees - IFRS 15	—	—	—	—	(40)	(83)	(123)	(3,164)	(294)	(3,581)
Gain from bargain purchase	—	—	—	—	6	(164)	(158)	15	1	(142)
Impact of IFRS 16	(317)	61	71	(185)	58	34	(93)	274	(5)	176
Other	(3)	(38)	43	2	(32)	19	(11)	8	5	2
Net deferred tax assets	5,602	(2,245)	(1,204)	2,153	1,311	(18)	3,446	(1,565)	(132)	1,749
(a)Deferred tax is calculated on temporary differences in the provision for employee profit-sharing and management fee write-offs.